Note 2 - Summary of Significant Accounting Policies - Assumptions Used to Estimate the Fair Value of the Forward Liability (Details)	Sep. 30, 2021
Fair Value of Underlying Security [Member] | Valuation, Income Approach [Member]
Forward liability	2.65